LONG TERM LOANS	12 Months Ended
Dec. 31, 2014
LONG TERM LOANS [Abstract]
LONG TERM LOANS

NOTE 8:-      LONG TERM LOANS

a.        On October 29, 2009, Optibase SARL received a mortgage loan ("the Loan") from a financial institution in Switzerland, in the amount of CHF 18,800 for the purpose of purchasing the real estate property located in Rümlang, Switzerland ("the Property"). The loan bears a variable interest rate based on current money and capital markets in Switzerland plus the bank's customary margins (0.8%). The financial institution may increase the margin at any time if creditworthiness of the borrower or quality of the property is impaired. Principal and interest of the loan are payable quarterly. The mortgage loan may be repaid at any time with a three months prior written notice by the Company. The mortgage loan is governed by the laws of Switzerland and bears other terms and conditions customary for that type of mortgage loans. The Company pledged to the bank the property and all accounts and assets of the Company's subsidiary which are deposited with the bank against the loan received. The Company is required to meet certain covenants under this mortgage loan. As of December 31, 2014, the Company met the required covenants.

Maturities of the loan by years are as follows:

Year ended December 31,

2015 (current maturity)	$380

Long-term portion:
2016	380
2017	380
2018	380
2019	380
Thereafter	15,198

Total	$16,718

b.       On October 2011, OPCTN and Eldista entered into a CHF 100,000 bank loan refinancing with Credit Suisse for the above mentioned loan. Under the new financing agreement, Credit Suisse provided a new loan to OPCTN and Eldista which replaced the mortgage loan that Credit Suisse provided to Eldista. The loan bears a variable interest rate based on current money and capital markets in Switzerland plus the bank's customary margins, the combined interest margins rate is 0.83%. The loans are repaid at a rate of CHF 2,000 per year and are secured by a first mortgage over the property and by a pledge of Eldista's shares.

Maturities of the loan by years are as follows:

Year ended December 31,

2015 (current maturity)	$2,021

Long-term portion:
2016	2,021
2017	2,021
2018	2,021
2019	2,021
Thereafter	85,278

$93,362

The Company is required to meet certain covenants under this mortgage loan. As of December 31, 2014, the Company met these covenants.